Net Income per Share (Tables)	12 Months Ended
Dec. 31, 2016
Computation of Basic and Diluted Net Income per Share Attributable to Ordinary Shareholders

The following table sets forth the computation of basic and diluted net income per share attributable to ordinary shareholders:

	Years Ended December 31,
	2014	2015	2016	2016
	Class A and Class B	Class A and Class B	Class A and Class B	Class A and Class B
	RMB	RMB	RMB	US$
Net income attributable to Class A and Class B ordinary shareholders—basic	446,552,851	535,824,084	643,828,433	92,730,581
Plus: interest expense for convertible notes	—	16,050,359	19,288,813	2,778,167
Net income attributable to Class A and Class B ordinary shareholders—diluted	446,552,851	551,874,443	663,117,246	95,508,748
Weighted average number of Class A and Class B ordinary shares outstanding—basic	27,873,501	28,085,521	28,150,139	28,150,139
Plus: share options	178,203	207,354	133,295	133,295
Plus: non-vested restricted shares	176,119	278,027	16,465	16,465
Plus: shares outstanding for convertible notes	—	1,575,074	1,736,864	1,736,864
Weighted average number of Class A and Class B ordinary shares outstanding—diluted	28,227,823	30,145,976	30,036,763	30,036,763
Basic net income per share	16.02	19.08	22.87	3.29
Diluted net income per share	15.82	18.31	22.08	3.18

Antidilutive Securities Excluded from Computation of Earning Per Share

Diluted net income per share does not include the following instruments as their inclusion would be antidilutive:

	Years Ended December 31,
	2014	2015	2016
Share options	304,045	343,750	316,510
Non-vested restricted shares	—	—	—
Total	304,045	343,750	316,510